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SUPPLEMENT dated December 19, 2003 to
PROSPECTUSES dated May 1, 2003 for
PROTECTIVE PRESERVER VARIABLE LIFE INSURANCE POLICY
issued by Protective Life Insurance Company

The eighth sentence of the section entitled "Loans" on page 4 of the prospectus is revised as follows:

        "For Policies applied for on or after December 19, 2003 in all states other than Illinois, Massachusetts and Oregon, the current annual interest rate on the Preferred Loan portion of the outstanding Policy Debt is 3.0% (4.0% for Policies applied for on or after December 19, 2003 in Illinois, Massachusetts and Oregon and for Policies applied for in all states before December 19, 2003)."

The Periodic Charge section of the Protective Preserver Fee Table identifying "Net Cost of Loans" on page 10 of the prospectus is revised as follows:

Charge	When Charge is Deducted	Amount Deducted- Maximum Guaranteed Charge	Amount Deducted- Current Charge
Net Cost of Loans(4)	On Each Policy Anniversary, as applicable(5)	3.00% (annually) for standard loans in Policies applied for on or after 12/19/2003 in states other than Illinois, Massachusetts and Oregon (2.0% for Policies applied for on or after 12/19/2003 in Illinois, Massachusetts and Oregon and for Policies applied for in all states before 12/19/2003); 0.25% for carryover/preferred loans	2.00% (annually) for standard loans in Policies applied for on or after 12/19/2003 in states other than Illinois, Massachusetts and Oregon (2.0% for Policies applied for on or after 12/19/2003 in Illinois, Massachusetts and Oregon and for Policies applied for in all states before 12/19/2003); 0.00% for carryover/ preferred loans

The Loan Interest Rates table in the section entitled "Interest" on page 23 of the prospectus is revised as follows:

Loan Interest Rates

Type of Policy	Current Standard Loan Charge	Guaranteed Standard Loan Charge	Current Carry-Over/Preferred Loan Charge	Guaranteed Carry-Over/Preferred Loan Charge
Preserver (Policies applied for on or after December 19, 2003 in all states except Illinois, Massachusetts and Oregon)	5.0%	6.0%	3.0%	3.25%
Preserver (Policies applied for on or after December 19, 2003 in Illinois, Massachusetts and Oregon)	6.0%	6.0%	4.0%	4.25%
Preserver (Policies applied for before December 19, 2003)	6.0%	6.0%	4.0%	4.25%
Single Premium Plus	6.0%	6.0%	4.0%	4.25%

The first sentence in the second paragraph in the section entitled "Interest" on page 24 of the prospectus is revised as follows:

        "For Policies applied for on or after December 19, 2003 in all states other than Illinois, Massachusetts and Oregon, the Loan Account is credited with an effective annual interest rate of not less than 3.0% (4.0% for Policies applied for on or after December 19, 2003 in Illinois, Massachusetts and Oregon and for Policies applied for in all states before December 19, 2003)."

The Net Cost of Loans table in the section entitled "Interest" on page 24 of the prospectus is revised as follows:

Net Cost of Loans

Type of Policy	Current Standard Loan Charge	Guaranteed Standard Loan Charge	Current Carry-Over/Preferred Loan Charge	Guaranteed Carry-Over/Preferred Loan Charge
Preserver (Policies applied for on or after December 19, 2003 in all states except Illinois, Massachusetts and Oregon)	2.0%	3.0%	0.0%	0.25%
Preserver (Policies applied for on or after December 19, 2003 in Illinois, Massachusetts and Oregon)	2.0%	2.0%	0.0%	0.25%
Preserver (Policies applied for before December 19, 2003)	2.0%	2.0%	0.0%	0.25%
Single Premium Plus	2.0%	2.0%	0.0%	0.25%

The fourth sentence of the second paragraph in the section entitled "Interest Credited on Guaranteed Account" on page 26 of the prospectus is revised as follows:

        "For Policies applied for on or after December 19, 2003 in all states other than Illinois, Massachusetts and Oregon, the initial annual effective interest rate and the current interest rates that Protective will credit are annual effective interest rates of not less than 3.00% (4.0% for Policies applied for on or after December 19, 2003 in Illinois, Massachusetts and Oregon and for Policies applied for in all states before December 19, 2003)."

The second sentence of the paragraph in the section entitled "Payments from the Guaranteed Account" on page 27 of the prospectus is revised as follows:

        "If a payment from the Fixed Account and/or the DCA Fixed Account is deferred for 30 days or more, it will bear interest at a rate of 3% for Policies applied for on or after December 19, 2003 in all states other than Illinois, Massachusetts and Oregon (4.0% for Policies applied for on or after December 19, 2003 in Illinois, Massachusetts and Oregon and for Policies applied for in all states before December 19, 2003) per year (or an alternative rate if required by applicable state insurance law), compounded annually while payment is deferred."

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SUPPLEMENT dated December 19, 2003 to PROSPECTUSES dated May 1, 2003 for PROTECTIVE PRESERVER VARIABLE LIFE INSURANCE POLICY issued by Protective Life Insurance Company